Restatement of Previously Issued Financial Statements (Details) - Schedule of impact of the restatement (Parentheticals) - As Restated [Member] - Athena Technology Acquisition Corp [Member] - $ / shares
	Jun. 30, 2021	Mar. 31, 2021	Mar. 19, 2021
Class A Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Class B Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001